Financial Risk Management (Financial Risk Factors, Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of nature and extent of risks arising from financial instruments [line items]
Short-term interest bearing borrowings denominated with floating rates	¥ 606,157	¥ 546,432
Credit facilities with several PRC financial institutions	21,296,000
Unused facilities	20,273,466
Cash and cash equivalents	7,504,266	5,440,623	¥ 1,077,430	¥ 279,198
Trade receivables	386,480	414,944
Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unused facilities	¥ 6,710,000
Foreign exchange risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of change in foreign exchange risk/interest rate risk with all other variables held constant	If the foreign currencies had weakened/strengthened by 5% against RMB with all other variables held constant
Description of change in net profit	As at 31 December 2017, the Group's net profit for the year would have been RMB 25,101 thousands increased/decreased as a result of foreign exchange gains/losses on translation of foreign currencies denominated trade payables (31 December 2016: RMB 23,139 thousands, 31 December 2015: RMB 3,605 thousands).
Cash flow and fair value interest rate risk [member] | Floating interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of change in foreign exchange risk/interest rate risk with all other variables held constant	If interest rates on the floating rate borrowings had risen/fallen by 50 basis points while all other variables had been held constant
Description of change in net profit	As at 31 December 2017, the Group's net profit would have decreased/increased by approximately RMB 2,273 thousands (31 December 2016: RMB 174 thousands), mainly as a result of higher/lower interest expense on floating rate borrowings.
Short-term interest bearing borrowings denominated with floating rates	¥ 606,157	¥ 46,432
Short-term interest bearing borrowings, percentage of total borrowing balance	100.00%	7.00%
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facilities with several PRC financial institutions	¥ 21,296,000
Unused facilities	20,273,466
Cash and cash equivalents	7,504,266	¥ 5,440,623
Trade receivables	386,480	¥ 414,944
Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unused facilities	¥ 6,710,000